FAIR VALUE OF FINANCIAL INSTRUMENTS - REVERSE MORTGAGE LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Weighted average life (years)	3 years 4 months 24 days
Reverse Mortgage Loans
Outstanding face amount	$ 56,730	$ 83,000
Carrying value	33,636
Fair value	33,845
Valuation allowance/(reversal) in current year
Discount rate	10.60%
Weighted average life (years)	4 years 1 month 6 days [1]

[1]	(A) The weighted average life is based on the expected timing of the receipt of cash flows.